Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
September 30, 2022
USE-NPRT1-1122
1.9900195.102
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.2%
Liberty Global PLC Class C (a)	1,540,118	25,411,947
Entertainment - 1.8%
Activision Blizzard, Inc.	507,725	37,744,277
Cinemark Holdings, Inc. (a)(b)	520,300	6,300,833
Electronic Arts, Inc.	390,696	45,207,434
Endeavor Group Holdings, Inc. (a)	291,300	5,901,738
Lions Gate Entertainment Corp.:
Class A (a)	89,400	664,242
Class B (a)	584,626	4,063,151
Marcus Corp. (b)	387,000	5,375,430
Netflix, Inc. (a)	364,705	85,866,145
Take-Two Interactive Software, Inc. (a)	152,760	16,650,840
The Walt Disney Co. (a)	458,220	43,223,893
Warner Bros Discovery, Inc. (a)	116,388	1,338,462
Warner Music Group Corp. Class A	221,400	5,138,694
World Wrestling Entertainment, Inc. Class A (b)	126,124	8,850,121
		266,325,260
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (a)	5,572,800	533,038,320
Angi, Inc. (a)	952,632	2,810,264
IAC, Inc. (a)	15,000	830,700
Meta Platforms, Inc. Class A (a)	1,307,625	177,418,560
Snap, Inc. Class A (a)	1,830,500	17,975,510
Twitter, Inc. (a)	506,400	22,200,576
Zoominfo Technologies, Inc. (a)	142,200	5,924,052
		760,197,982
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	2,213,300	4,714,329
Altice U.S.A., Inc. Class A (a)	789,100	4,600,453
Comcast Corp. Class A	1,407,982	41,296,112
DISH Network Corp. Class A (a)	77,263	1,068,547
Liberty Broadband Corp.:
Class A (a)	267,800	19,977,880
Class C (a)	290,600	21,446,280
S4 Capital PLC (a)	740,200	1,192,615
TechTarget, Inc. (a)	25,500	1,509,600
		95,805,816
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	457,238	61,347,622
TOTAL COMMUNICATION SERVICES		1,209,088,627
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Adient PLC (a)	226,026	6,272,222
Automobiles - 1.7%
Ferrari NV	46,691	8,637,835
Tesla, Inc. (a)	960,510	254,775,278
		263,413,113
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	156,900	16,480,776
ARAMARK Holdings Corp.	709,994	22,151,813
Booking Holdings, Inc. (a)	35,423	58,207,428
Caesars Entertainment, Inc. (a)	568,828	18,350,391
Churchill Downs, Inc.	192,382	35,427,145
Compass Group PLC	2	40
Domino's Pizza, Inc.	75,019	23,270,894
Flutter Entertainment PLC (a)	89,700	9,842,585
Hilton Worldwide Holdings, Inc.	358,403	43,230,570
Marriott International, Inc. Class A	295,476	41,408,007
McDonald's Corp.	113,490	26,186,683
Penn Entertainment, Inc. (a)	278,600	7,664,286
Planet Fitness, Inc. (a)	201,607	11,624,660
		313,845,278
Household Durables - 0.2%
D.R. Horton, Inc.	149,520	10,070,172
Helen of Troy Ltd. (a)	18,400	1,774,496
Mohawk Industries, Inc. (a)	114,957	10,482,929
Tupperware Brands Corp. (a)(b)	123,109	806,364
		23,133,961
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	4,395,068	496,642,684
eBay, Inc.	927,116	34,127,140
Uber Technologies, Inc. (a)	1,183,712	31,368,368
		562,138,192
Multiline Retail - 0.6%
Dollar General Corp.	268,369	64,370,988
Ollie's Bargain Outlet Holdings, Inc. (a)	226,559	11,690,444
Target Corp.	127,300	18,890,047
		94,951,479
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	187,838	21,017,194
Five Below, Inc. (a)	155,129	21,356,609
Industria de Diseno Textil SA (b)	992,600	20,483,927
Lowe's Companies, Inc.	664,961	124,886,325
The Home Depot, Inc.	194,734	53,734,900
TJX Companies, Inc.	1,319,776	81,984,485
Warby Parker, Inc. (a)(b)	420,000	5,602,800
		329,066,240
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	738,736	28,397,012
lululemon athletica, Inc. (a)	125,967	35,215,335
LVMH Moet Hennessy Louis Vuitton SE	14,691	8,661,443
NIKE, Inc. Class B	380,510	31,627,991
PVH Corp.	398,621	17,858,221
Tapestry, Inc.	1,006,161	28,605,157
		150,365,159
TOTAL CONSUMER DISCRETIONARY		1,743,185,644
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	109,250	35,358,763
Constellation Brands, Inc. Class A (sub. vtg.)	134,266	30,838,215
Diageo PLC	97,781	4,115,947
Keurig Dr. Pepper, Inc.	845,101	30,271,518
Molson Coors Beverage Co. Class B	47,100	2,260,329
Monster Beverage Corp. (a)	492,678	42,843,279
PepsiCo, Inc.	199,700	32,603,022
Primo Water Corp. (a)	271,800	3,411,090
The Coca-Cola Co.	2,751,591	154,144,128
The Vita Coco Co., Inc.	5,800	66,062
		335,912,353
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	230,900	5,740,174
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	348,700	14,037,867
Costco Wholesale Corp.	600	283,362
Grocery Outlet Holding Corp. (a)	7,700	256,333
Performance Food Group Co. (a)	738,202	31,705,776
Sysco Corp.	54,700	3,867,837
U.S. Foods Holding Corp. (a)	776,908	20,541,448
Walgreens Boots Alliance, Inc.	3,300	103,620
Walmart, Inc.	776,400	100,699,080
		177,235,497
Food Products - 1.0%
Archer Daniels Midland Co.	34,500	2,775,525
Bunge Ltd.	208,500	17,215,845
Conagra Brands, Inc.	232,300	7,579,949
Darling Ingredients, Inc. (a)	132,000	8,731,800
Freshpet, Inc. (a)(b)	242,400	12,141,816
Ingredion, Inc.	2,600	209,352
Laird Superfood, Inc. (a)	119,100	216,762
Lamb Weston Holdings, Inc.	231,175	17,888,322
McCormick & Co., Inc. (non-vtg.)	24,300	1,731,861
Mondelez International, Inc.	924,912	50,712,925
Nomad Foods Ltd. (a)	372,700	5,292,340
Sovos Brands, Inc.	13,289	189,235
The Hain Celestial Group, Inc. (a)	71,800	1,211,984
The Real Good Food Co. LLC:
Class B (a)(c)	156,156	2
Class B unit (a)(d)	156,156	1,008,768
The Simply Good Foods Co. (a)	73,400	2,348,066
TreeHouse Foods, Inc. (a)	330,403	14,015,695
Tyson Foods, Inc. Class A	117,000	7,713,810
		150,984,057
Household Products - 1.3%
Energizer Holdings, Inc.	545,215	13,706,705
Kimberly-Clark Corp.	189,800	21,360,092
Procter & Gamble Co.	1,119,693	141,361,241
Reynolds Consumer Products, Inc.	563,220	14,649,352
Spectrum Brands Holdings, Inc.	147,100	5,741,313
The Clorox Co.	60,500	7,767,595
		204,586,298
Personal Products - 0.3%
BellRing Brands, Inc. (a)	35,800	737,838
Edgewell Personal Care Co. (b)	222,300	8,314,020
Estee Lauder Companies, Inc. Class A	45,100	9,737,090
Haleon PLC (a)	234,700	726,664
Herbalife Nutrition Ltd. (a)	540,413	10,748,815
Olaplex Holdings, Inc.	540,400	5,160,820
Shiseido Co. Ltd.	33,300	1,163,303
The Beauty Health Co. (a)	135,000	1,591,650
The Beauty Health Co. (a)(e)	600,000	7,074,000
Unilever PLC	1,091	47,938
		45,302,138
Tobacco - 0.6%
Altria Group, Inc.	851,167	34,370,123
Philip Morris International, Inc.	606,253	50,325,062
RLX Technology, Inc. ADR (a)	635,000	666,750
		85,361,935
TOTAL CONSUMER STAPLES		999,382,278
ENERGY - 4.5%
Energy Equipment & Services - 0.6%
Dril-Quip, Inc. (a)	94,400	1,842,688
Expro Group Holdings NV (a)(b)	896,200	11,417,588
Halliburton Co.	587,200	14,456,864
Helmerich & Payne, Inc.	89,400	3,305,118
Liberty Oilfield Services, Inc. Class A (a)	169,600	2,150,528
Nextier Oilfield Solutions, Inc. (a)	175,400	1,297,960
Schlumberger Ltd.	1,257,900	45,158,610
Weatherford International PLC (a)	331,800	10,713,822
		90,343,178
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	618,700	18,888,911
Canadian Natural Resources Ltd. (b)	1,200,659	55,889,075
CVR Energy, Inc.	118,200	3,425,436
Delek U.S. Holdings, Inc.	233,200	6,329,048
Exxon Mobil Corp.	2,773,638	242,166,334
Genesis Energy LP	1,537,300	14,143,160
Hess Corp.	755,475	82,339,220
Imperial Oil Ltd.	589,200	25,511,313
Kosmos Energy Ltd. (a)	3,262,873	16,869,053
MEG Energy Corp. (a)	4,445,950	49,758,850
Phillips 66 Co.	231,459	18,683,370
Range Resources Corp. (a)	257,700	6,509,502
Tourmaline Oil Corp.	397,200	20,642,841
Valero Energy Corp.	375,686	40,142,049
		601,298,162
TOTAL ENERGY		691,641,340
FINANCIALS - 10.6%
Banks - 5.1%
Bank of America Corp.	7,171,854	216,589,991
Bank of Ireland Group PLC	3,488,200	22,373,266
BankUnited, Inc.	170,256	5,817,648
BNP Paribas SA	333,084	14,069,222
Citizens Financial Group, Inc.	499,349	17,157,632
Comerica, Inc.	172,040	12,232,044
JPMorgan Chase & Co.	603,073	63,021,129
M&T Bank Corp.	227,449	40,103,808
Piraeus Financial Holdings SA (a)	3,343,502	3,372,344
PNC Financial Services Group, Inc.	266,068	39,755,881
Signature Bank	78,641	11,874,791
Silvergate Capital Corp. (a)	49,000	3,692,150
Societe Generale Series A	934,572	18,482,193
Starling Bank Ltd. Series D (a)(c)(e)	4,618,325	11,860,159
Sumitomo Mitsui Financial Group, Inc.	301,500	8,358,026
SVB Financial Group (a)	32,406	10,881,287
U.S. Bancorp	1,676,216	67,585,029
UniCredit SpA	1,765,568	17,874,762
Wells Fargo & Co.	4,439,371	178,551,502
Wintrust Financial Corp.	149,679	12,206,322
		775,859,186
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,579,276	60,833,712
BlackRock, Inc. Class A	80,225	44,146,213
Brookfield Asset Management, Inc. Class A (a)	373,439	15,269,921
Cboe Global Markets, Inc.	143,443	16,835,905
Intercontinental Exchange, Inc.	336,364	30,390,487
Lazard Ltd. Class A	241,706	7,693,502
Patria Investments Ltd.	898,838	11,729,836
State Street Corp.	634,901	38,608,330
StepStone Group, Inc. Class A	389,290	9,541,498
Virtu Financial, Inc. Class A	562,570	11,684,579
		246,733,983
Consumer Finance - 0.5%
American Express Co.	306,781	41,387,825
Capital One Financial Corp.	216,825	19,984,760
OneMain Holdings, Inc.	584,704	17,260,462
		78,633,047
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(e)	5,601,170	9,690,024
Jumo World Ltd. (a)(c)	998	3,973,577
		13,663,601
Insurance - 3.0%
Arch Capital Group Ltd. (a)	547,313	24,924,634
Arthur J. Gallagher & Co.	222,726	38,135,146
Assurant, Inc.	74,024	10,753,466
Beazley PLC	1,450,074	9,039,199
Chubb Ltd.	105,900	19,261,092
Globe Life, Inc.	325,026	32,405,092
Hartford Financial Services Group, Inc.	774,966	48,001,394
Marsh & McLennan Companies, Inc.	428,203	63,926,426
Prudential PLC	449,144	4,396,058
Reinsurance Group of America, Inc.	160,200	20,154,762
The Travelers Companies, Inc.	1,148,004	175,874,213
Unum Group	429,400	16,660,720
		463,532,202
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	618,433	21,564,759
MGIC Investment Corp.	1,011,499	12,967,417
Mr. Cooper Group, Inc. (a)	20	810
UWM Holdings Corp. Class A (b)	1,536,400	4,501,652
		39,034,638
TOTAL FINANCIALS		1,617,456,657
HEALTH CARE - 14.5%
Biotechnology - 2.8%
ADC Therapeutics SA (a)	285,000	1,373,700
Agios Pharmaceuticals, Inc. (a)	100,000	2,828,000
Alnylam Pharmaceuticals, Inc. (a)	106,000	21,216,960
Ambrx Biopharma, Inc. ADR (a)	148,700	160,596
Arcutis Biotherapeutics, Inc. (a)	300,000	5,733,000
Argenx SE ADR (a)	140,000	49,427,000
Ascendis Pharma A/S sponsored ADR (a)	267,700	27,642,702
Beam Therapeutics, Inc. (a)(b)	100,000	4,764,000
Biogen, Inc. (a)	40,000	10,680,000
Blueprint Medicines Corp. (a)	258,100	17,006,209
Celldex Therapeutics, Inc. (a)	190,000	5,340,900
Century Therapeutics, Inc. (a)	240,000	2,373,600
Cerevel Therapeutics Holdings (a)	415,000	11,727,900
Cytokinetics, Inc. (a)	475,000	23,013,750
Denali Therapeutics, Inc. (a)	140,000	4,296,600
Erasca, Inc. (a)	800,000	6,240,000
Exelixis, Inc. (a)	255,300	4,003,104
Fate Therapeutics, Inc. (a)(b)	90,000	2,016,900
Generation Bio Co. (a)	240,000	1,274,400
Graphite Bio, Inc. (a)	236,200	748,754
Imago BioSciences, Inc. (a)	90,000	1,354,500
Innovent Biologics, Inc. (a)(d)	2,280,000	7,007,162
Instil Bio, Inc. (a)	440,000	2,129,600
Janux Therapeutics, Inc. (a)	160,000	2,166,400
Keros Therapeutics, Inc. (a)	125,000	4,702,500
Legend Biotech Corp. ADR (a)	400,000	16,320,000
Mirati Therapeutics, Inc. (a)	50,000	3,492,000
Nuvalent, Inc. Class A (a)	157,400	3,059,856
Poseida Therapeutics, Inc. (a)	800,000	2,824,000
PTC Therapeutics, Inc. (a)	321,800	16,154,360
Regeneron Pharmaceuticals, Inc. (a)	96,000	66,131,520
Relay Therapeutics, Inc. (a)	340,000	7,605,800
Sarepta Therapeutics, Inc. (a)	210,000	23,213,400
Scholar Rock Holding Corp. (a)	60,000	415,800
Shattuck Labs, Inc. (a)	280,000	756,000
Stoke Therapeutics, Inc. (a)	157,500	2,022,300
uniQure B.V. (a)	180,000	3,376,800
Vaxcyte, Inc. (a)	260,000	6,240,000
Vertex Pharmaceuticals, Inc. (a)	95,000	27,506,300
Verve Therapeutics, Inc. (a)	70,000	2,404,500
Xencor, Inc. (a)	430,000	11,171,400
Xenon Pharmaceuticals, Inc. (a)	160,000	5,776,000
Zai Lab Ltd. (a)	2,000,000	6,808,758
Zentalis Pharmaceuticals, Inc. (a)	260,000	5,631,600
		430,138,631
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	2,950,000	114,253,500
Envista Holdings Corp. (a)	330,000	10,827,300
Inspire Medical Systems, Inc. (a)	65,000	11,529,050
Insulet Corp. (a)	275,000	63,085,000
Masimo Corp. (a)	205,000	28,937,800
Nevro Corp. (a)	225,000	10,485,000
Novocure Ltd. (a)	128,000	9,725,440
Outset Medical, Inc. (a)	240,000	3,823,200
Penumbra, Inc. (a)	391,087	74,150,095
PROCEPT BioRobotics Corp.	180,000	7,462,800
ResMed, Inc.	164,000	35,801,200
Tandem Diabetes Care, Inc. (a)	445,000	21,293,250
		391,373,635
Health Care Providers & Services - 4.8%
agilon health, Inc. (a)	1,670,000	39,111,400
Alignment Healthcare, Inc. (a)	862,900	10,216,736
Cano Health, Inc. (a)	2,550,000	22,108,500
Centene Corp. (a)	614,000	47,775,340
Cigna Corp.	318,000	88,235,460
Guardant Health, Inc. (a)	209,000	11,250,470
HCA Holdings, Inc.	224,000	41,168,960
Humana, Inc.	221,800	107,615,142
LifeStance Health Group, Inc. (a)	1,280,000	8,473,600
Molina Healthcare, Inc. (a)	97,500	32,159,400
Oak Street Health, Inc. (a)	1,750,000	42,910,000
Surgery Partners, Inc. (a)	678,210	15,870,114
The Oncology Institute, Inc. (a)(e)	761,936	3,527,764
UnitedHealth Group, Inc.	514,000	259,590,560
		730,013,446
Health Care Technology - 0.2%
Definitive Healthcare Corp. (b)	160,000	2,486,400
Doximity, Inc. (a)(b)	330,000	9,972,600
Medlive Technology Co. Ltd. (d)	800,000	911,528
Phreesia, Inc. (a)	320,000	8,153,600
		21,524,128
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	85,000	2,420,800
Agilent Technologies, Inc.	50,000	6,077,500
Bio-Rad Laboratories, Inc. Class A (a)	28,000	11,679,920
Bruker Corp.	380,000	20,162,800
Danaher Corp.	500,000	129,145,000
Eden Biologics, Inc. (a)(c)	1,008,062	0
Lonza Group AG	28,000	13,632,956
Olink Holding AB ADR (a)	350,000	4,249,000
Sartorius Stedim Biotech	28,000	8,588,630
Seer, Inc. (a)	320,251	2,478,743
Stevanato Group SpA	350,000	5,929,000
Thermo Fisher Scientific, Inc.	218,000	110,567,420
West Pharmaceutical Services, Inc.	88,000	21,655,040
		336,586,809
Pharmaceuticals - 1.9%
Arvinas Holding Co. LLC (a)	150,000	6,673,500
AstraZeneca PLC (United Kingdom)	390,000	42,872,498
Bristol-Myers Squibb Co.	190,000	13,507,100
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,008,062	525,029
Eli Lilly & Co.	418,000	135,160,300
Pharvaris BV (a)	208,000	1,670,240
Roche Holding AG (participation certificate)	85,000	27,670,286
Royalty Pharma PLC	1,400,000	56,252,000
Theseus Pharmaceuticals, Inc.	180,000	1,044,000
UCB SA	80,000	5,551,829
		290,926,782
TOTAL HEALTH CARE		2,200,563,431
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	60,800	7,037,600
HEICO Corp. Class A	105,061	12,042,092
Howmet Aerospace, Inc.	411,100	12,715,323
L3Harris Technologies, Inc.	181,010	37,619,308
Lockheed Martin Corp.	148,600	57,402,694
Northrop Grumman Corp.	64,200	30,194,544
Raytheon Technologies Corp.	645,098	52,807,722
The Boeing Co. (a)	426,900	51,689,052
		261,508,335
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	353,700	8,520,633
Airlines - 0.2%
Delta Air Lines, Inc. (a)	703,400	19,737,404
JetBlue Airways Corp. (a)	1,509,000	10,004,670
		29,742,074
Building Products - 1.0%
Carlisle Companies, Inc.	243,478	68,273,666
Fortune Brands Home & Security, Inc.	500,376	26,865,187
The AZEK Co., Inc. (a)	342,200	5,687,364
Trane Technologies PLC	406,310	58,837,751
		159,663,968
Commercial Services & Supplies - 0.9%
Cintas Corp.	167,228	64,916,237
CoreCivic, Inc. (a)	466,800	4,126,512
Waste Connections, Inc. (United States) (a)	521,572	70,480,024
		139,522,773
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (a)	1,613,300	65,064,389
Electrical Equipment - 0.6%
AMETEK, Inc.	738,432	83,745,573
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	194,213	32,427,745
Machinery - 2.0%
AGCO Corp.	286,500	27,552,705
Caterpillar, Inc.	375,383	61,592,843
Chart Industries, Inc. (a)	104,500	19,264,575
Deere & Co.	177,000	59,098,530
Fortive Corp.	1,406,394	81,992,770
IDEX Corp.	205,271	41,023,409
ITT, Inc.	279,000	18,229,860
		308,754,692
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	119,700	5,168,646
Genco Shipping & Trading Ltd.	240,100	3,008,453
		8,177,099
Professional Services - 0.3%
Equifax, Inc.	108,762	18,645,070
TransUnion Holding Co., Inc.	342,895	20,398,824
		39,043,894
Road & Rail - 1.2%
CSX Corp.	2,739,578	72,982,358
Landstar System, Inc.	274,685	39,656,273
Old Dominion Freight Lines, Inc.	81,583	20,295,403
Union Pacific Corp.	248,916	48,493,815
		181,427,849
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	121,500	3,767,715
TOTAL INDUSTRIALS		1,321,366,739
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	728,800	29,152,000
Electronic Equipment & Components - 0.5%
Cognex Corp.	205,522	8,518,887
Corning, Inc.	951,577	27,614,765
TE Connectivity Ltd.	247,541	27,318,625
Teledyne Technologies, Inc. (a)	20,300	6,850,641
Trimble, Inc. (a)	102,453	5,560,124
		75,863,042
IT Services - 4.3%
Affirm Holdings, Inc. (a)(b)	218,812	4,104,913
Akamai Technologies, Inc. (a)	372,905	29,951,730
AvidXchange Holdings, Inc.	33,000	277,860
Block, Inc. Class A (a)	202,400	11,129,976
Capgemini SA	383,817	61,449,312
Cognizant Technology Solutions Corp. Class A	1,242,877	71,390,855
Cyxtera Technologies, Inc. Class A (a)	933,194	3,807,432
DXC Technology Co. (a)	165,783	4,058,368
ExlService Holdings, Inc. (a)	60,566	8,925,006
Gartner, Inc. (a)	82,135	22,725,933
Global Payments, Inc.	310,900	33,592,745
GoDaddy, Inc. (a)	512,100	36,297,648
MasterCard, Inc. Class A	327,700	93,178,218
MongoDB, Inc. Class A (a)	148,300	29,446,448
PayPal Holdings, Inc. (a)	766,423	65,966,028
Repay Holdings Corp. (a)	874,344	6,172,869
Snowflake, Inc. (a)	60,900	10,350,564
StoneCo Ltd. Class A (a)	145,800	1,389,474
Thoughtworks Holding, Inc.	75,500	791,995
Twilio, Inc. Class A (a)	276,500	19,117,210
Visa, Inc. Class A	652,900	115,987,685
Wix.com Ltd. (a)	145,500	11,382,465
Worldline SA (a)(d)	434,249	17,164,005
		658,658,739
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	457,571	28,991,699
Analog Devices, Inc.	943,861	131,517,592
Intel Corp.	1,023,400	26,373,018
Lam Research Corp.	15,800	5,782,800
Marvell Technology, Inc.	338,244	14,514,050
Microchip Technology, Inc.	900,204	54,939,450
Micron Technology, Inc.	1,549,211	77,615,471
NVIDIA Corp.	219,000	26,584,410
onsemi (a)	182,500	11,375,225
Skyworks Solutions, Inc.	172,063	14,671,812
		392,365,527
Software - 11.0%
Adobe, Inc. (a)	429,849	118,294,445
Alteryx, Inc. Class A (a)	112,300	6,270,832
Aspen Technology, Inc. (a)	68,590	16,338,138
Autodesk, Inc. (a)	338,632	63,256,458
Black Knight, Inc. (a)	96,800	6,265,864
Blackbaud, Inc. (a)	230,000	10,133,800
Blend Labs, Inc. (a)(b)	284,300	628,303
Braze, Inc.	14,600	508,518
Ceridian HCM Holding, Inc. (a)	370,100	20,681,188
Citrix Systems, Inc.	51,440	5,349,760
Constellation Software, Inc.	11,190	15,570,411
Coupa Software, Inc. (a)	161,800	9,513,840
Elastic NV (a)	289,400	20,761,556
Five9, Inc. (a)	66,800	5,008,664
GitLab, Inc. (b)	11,100	568,542
HashiCorp, Inc.	9,400	302,586
HubSpot, Inc. (a)	87,904	23,744,628
Micro Focus International PLC	751,494	4,333,302
Microsoft Corp.	3,845,559	895,630,691
Momentive Global, Inc. (a)	329,600	1,914,976
New Relic, Inc. (a)	152,300	8,738,974
NortonLifeLock, Inc.	1,452,210	29,247,509
Palo Alto Networks, Inc. (a)	480,390	78,683,078
PTC, Inc. (a)	335,657	35,109,722
Roper Technologies, Inc.	126,800	45,602,352
Salesforce.com, Inc. (a)	965,138	138,825,450
Samsara, Inc.	38,300	462,281
Smartsheet, Inc. (a)	67,800	2,329,608
Tenable Holdings, Inc. (a)	655,400	22,807,920
Workday, Inc. Class A (a)	298,489	45,435,996
Workiva, Inc. (a)	67,100	5,220,380
Zendesk, Inc. (a)	419,700	31,939,170
Zoom Video Communications, Inc. Class A (a)	88,700	6,527,433
		1,676,006,375
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	7,028,832	971,384,569
Western Digital Corp. (a)	329,014	10,709,406
		982,093,975
TOTAL INFORMATION TECHNOLOGY		3,814,139,658
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	107,289	24,969,369
Albemarle Corp.	61,800	16,342,392
Ashland, Inc.	46,700	4,435,099
Cabot Corp.	79,300	5,066,477
CF Industries Holdings, Inc.	233,500	22,474,375
Corteva, Inc.	349,900	19,996,785
Dow, Inc.	10,000	439,300
DuPont de Nemours, Inc.	226,407	11,410,913
Eastman Chemical Co.	31,400	2,230,970
Ecolab, Inc.	115,201	16,637,328
Element Solutions, Inc.	180,300	2,933,481
FMC Corp.	11,452	1,210,476
Huntsman Corp.	112,100	2,750,934
International Flavors & Fragrances, Inc.	102,820	9,339,141
Linde PLC	236,500	63,758,035
Livent Corp. (a)(b)	139,100	4,263,415
LyondellBasell Industries NV Class A	144,700	10,893,016
Nutrien Ltd.	106,100	8,848,387
Olin Corp.	215,284	9,231,378
PPG Industries, Inc.	83,200	9,209,408
RPM International, Inc.	42,300	3,524,013
Sherwin-Williams Co.	104,483	21,392,894
The Mosaic Co.	205,000	9,907,650
Tronox Holdings PLC	879,200	10,770,200
Valvoline, Inc.	625,871	15,859,571
Westlake Corp.	43,100	3,744,528
		311,639,535
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	28,722	9,251,069
Vulcan Materials Co.	61,200	9,651,852
		18,902,921
Containers & Packaging - 0.2%
Aptargroup, Inc.	79,000	7,507,370
Avery Dennison Corp.	46,600	7,581,820
Crown Holdings, Inc.	92,095	7,462,458
Greif, Inc. Class A	95,300	5,677,021
Sealed Air Corp.	107,300	4,775,923
		33,004,592
Metals & Mining - 0.5%
Alcoa Corp.	219,700	7,395,102
Commercial Metals Co.	148,556	5,270,767
First Quantum Minerals Ltd.	1,016,300	17,252,858
Freeport-McMoRan, Inc.	890,300	24,331,899
Glencore PLC	1,282,600	6,740,085
Newmont Corp.	91,156	3,831,287
Reliance Steel & Aluminum Co.	49,100	8,563,531
Steel Dynamics, Inc.	47,200	3,348,840
		76,734,369
TOTAL MATERIALS		440,281,417
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	86,600	12,140,454
American Tower Corp.	202,604	43,499,079
Crown Castle International Corp.	307,000	44,376,850
CubeSmart	930,615	37,280,437
Douglas Emmett, Inc.	291,300	5,223,009
Duke Realty Corp.	293,600	14,151,520
EastGroup Properties, Inc.	83,100	11,994,654
Equinix, Inc.	57,400	32,651,416
Equity Lifestyle Properties, Inc.	298,000	18,726,320
Essex Property Trust, Inc.	92,159	22,323,675
Four Corners Property Trust, Inc.	599,703	14,506,816
Healthcare Trust of America, Inc.	214,400	4,470,240
Invitation Homes, Inc.	501,351	16,930,623
Mid-America Apartment Communities, Inc.	174,500	27,059,715
Phillips Edison & Co., Inc. (b)	131,900	3,699,795
Prologis (REIT), Inc.	337,891	34,329,726
Public Storage	20,500	6,002,605
RLJ Lodging Trust	712,285	7,208,324
Ryman Hospitality Properties, Inc. (a)	170,200	12,525,018
SITE Centers Corp.	849,400	9,097,074
Spirit Realty Capital, Inc.	216,900	7,843,104
Terreno Realty Corp.	95,300	5,049,947
UDR, Inc.	161,300	6,727,823
Urban Edge Properties	593,600	7,918,624
Ventas, Inc.	614,900	24,700,533
VICI Properties, Inc.	427,700	12,766,845
Welltower Op	208,700	13,423,584
		456,627,810
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	307,000	20,725,570
Doma Holdings, Inc. Class A (a)	2,667,140	1,171,941
Jones Lang LaSalle, Inc. (a)	33,400	5,045,738
WeWork, Inc. (a)	1,183,600	3,136,540
		30,079,789
TOTAL REAL ESTATE		486,707,599
UTILITIES - 3.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	266,618	23,049,126
Avangrid, Inc.	91,100	3,798,870
Constellation Energy Corp.	328,181	27,301,377
Duke Energy Corp.	93,900	8,734,578
Edison International	253,082	14,319,380
Entergy Corp.	176,300	17,741,069
Eversource Energy	60,100	4,685,396
Exelon Corp.	577,379	21,628,617
FirstEnergy Corp.	416,079	15,394,923
NextEra Energy, Inc.	955,917	74,953,452
OGE Energy Corp.	175,200	6,387,792
PG&E Corp. (a)	2,084,506	26,056,325
PNM Resources, Inc.	3,142	143,684
PPL Corp.	706,700	17,914,845
Southern Co.	792,055	53,859,740
		315,969,174
Gas Utilities - 0.0%
Southwest Gas Corp.	44,400	3,096,900
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	1,306,241
NextEra Energy Partners LP	126,275	9,130,945
Sunnova Energy International, Inc. (a)(b)	40,166	886,865
The AES Corp.	538,696	12,174,530
Vistra Corp.	467,978	9,827,538
		33,326,119
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	462,298	13,027,558
Consolidated Edison, Inc.	47,500	4,073,600
Dominion Energy, Inc.	388,213	26,829,400
NiSource, Inc.	525,802	13,244,952
Public Service Enterprise Group, Inc.	217,900	12,252,517
Sempra Energy	199,288	29,881,243
		99,309,270
TOTAL UTILITIES		451,701,463
TOTAL COMMON STOCKS (Cost $12,326,523,917)		14,975,514,853

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(e)	236,672	9,374,578

CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (a)(e)	160,054	7,793,389

HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(c)(e)	35,044	2,142,590
Caris Life Sciences, Inc. Series D (a)(c)(e)	1,077,331	6,033,054
Cleerly, Inc. Series C (a)(c)(e)	411,426	4,846,845
Element Biosciences, Inc. Series C (a)(c)(e)	195,016	2,663,919
ElevateBio LLC Series C (a)(c)(e)	626,000	2,862,698
Inscripta, Inc. Series E (a)(c)(e)	423,474	2,574,722
		21,123,828
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	416,172	3,733,063

Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(e)	67,586	3,366,459
Series E1(a)(c)(e)	14,822	738,284
Omada Health, Inc. Series E (a)(c)(e)	597,550	1,565,581
Wugen, Inc. Series B (a)(c)(e)	155,150	809,883
		6,480,207
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	391,809	3,463,592
Galvanize Therapeutics Series B (a)(c)(e)	1,112,588	1,891,400
		5,354,992
TOTAL HEALTH CARE		36,692,090

TOTAL CONVERTIBLE PREFERRED STOCKS		53,860,057
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (a)(e)	388,096	18,897,267

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (a)(c)(e)(f)	141,317	2,733,071

TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,630,338
TOTAL PREFERRED STOCKS (Cost $77,051,469)		75,490,395

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26 (d) (Cost $7,128,160)	11,600,000	6,977,974

U.S. Treasury Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% 12/29/22 (h) (Cost $4,136,392)	4,170,000	4,137,738

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	118,564,321	118,588,034
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	94,066,664	94,076,071
TOTAL MONEY MARKET FUNDS (Cost $212,664,105)		212,664,105

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $12,627,504,043)	15,274,785,065
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(79,926,841)
NET ASSETS - 100.0%	15,194,858,224

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	148	Dec 2022	26,651,100	(354,398)	(354,398)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,069,437 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,642,342 or 0.7% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,936,309.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915
Aledade, Inc. Series E1	5/20/22	738,349
Ant International Co. Ltd. Class C	5/16/18	21,348,159
Aristea Therapeutics, Inc. Series B	10/06/20	2,160,317
Asimov, Inc. Series B	10/29/21	3,247,902
Caris Life Sciences, Inc. Series D	5/11/21	8,726,381
Circle Internet Financial Ltd. Series E	5/11/21	6,298,800
Circle Internet Financial Ltd. Series F	5/09/22	6,744,676
Cleerly, Inc. Series C	7/08/22	4,846,845
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953
Element Biosciences, Inc. Series C	6/21/21	4,008,885
ElevateBio LLC Series C	3/09/21	2,626,070
Galvanize Therapeutics Series B	3/29/22	1,926,207
Inscripta, Inc. Series E	3/30/21	3,739,275
Omada Health, Inc. Series E	12/22/21	3,582,432
Reddit, Inc. Series F	8/11/21	14,625,004
Starling Bank Ltd. Series D	6/18/21	8,257,037
The Beauty Health Co.	12/08/20	6,000,000
The Oncology Institute, Inc.	6/28/21	7,619,360
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,078,284
Wugen, Inc. Series B	7/09/21	1,203,173

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	149,637,573	879,441,974	910,491,513	532,106	-	-	118,588,034	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	130,631,814	180,980,941	217,536,684	236,796	-	-	94,076,071	0.3%
Total	280,269,387	1,060,422,915	1,128,028,197	768,902	-	-	212,664,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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